Stockholders' Equity (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Summary of the Company's warrant activity
Outstanding warrants beginning period		2,250,000
Exercisable warrants beginning period		2,250,000
Granted	2,250,000	2,705,000
Exercised
Forfeited/Cancelled
Outstanding warrant ending period	2,250,000	4,955,000
Exercisable warrant ending period	2,250,000	4,955,000
Outstanding weighted average exercise price beginning period		$ 0.40
Exercisable weighted average exercise price beginning period		0.40
Granted, Weighted Average Exercise Price		$ 0.40
Exercised, Weighted Average Exercise Price
Forfeited/Cancelled, Exercised, Weighted Average Exercise Price
Outstanding weighted average exercise price beginning period	$ 0.40	$ 0.40
Exercisable weighted average exercise price ending period	$ 0.40	$ 0.40